Property, plant and equipment: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Property, plant and equipment:
Cost	$ 81,609	$ 49,214
Accumulated amortization	45,366	37,131
Net book value	36,243	12,083
Land and buildings
Property, plant and equipment:
Cost	668
Accumulated amortization	124
Net book value	544
Computer equipment and software
Property, plant and equipment:
Cost	8,914	7,839
Accumulated amortization	7,257	7,219
Net book value	1,657	620
Furniture and fixtures
Property, plant and equipment:
Cost	2,072	1,741
Accumulated amortization	1,602	1,331
Net book value	470	410
Machinery and equipment
Property, plant and equipment:
Cost	55,025	29,546
Accumulated amortization	27,322	19,401
Net book value	27,703	10,145
Cost of asset held under capital lease	15,448	443
Net book value of asset held under capital lease	3,662	354
Leasehold improvements
Property, plant and equipment:
Cost	14,930	10,088
Accumulated amortization	9,061	9,180
Net book value	$ 5,869	$ 908